MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

March 31, 2024 (Unaudited)

Mutual Funds (97.0%)	Shares	Value

Fidelity Floating Rate High Income	97,498	$ 908,679
Victory Core Plus Intermediate Bond	90,580	827,902
Carillion Reams Core Plus Bond Class I	26,856	797,359
Dodge & Cox Income Class I	63,792	794,212
Dodge & Cox Global Bond Class I	71,173	769,376
BrandywineGLOBAL High Yield Class I	74,596	759,392
Fidelity Advisor Multi-Asset Income	54,759	757,315
Vanguard Tax-Managed Balanced Adm Class	16,590	713,042
River Canyon Total Return Bond Class I	68,262	684,671
Vanguard Emerging Markets Bond Adm Class	28,317	662,345
PIMCO Income Class I	62,480	662,291
Artisan High Income Advisor Class	68,150	611,985
PIMCO Inflation Response Multi-Asset Class I	70,253	576,072
Franklin Convertible Securities Adv Class	25,445	546,565
Fidelity Strategic Dividend & Income	30,261	507,180
PIMCO Low Duration Income Class I	58,914	471,901
Fidelity Select Utilities Portfolio	4,221	451,686
T Rowe Price Capital Appreciation and Income Class I	15,601	412,481
BBH Limited Duration Class I	39,836	410,706
T Rowe Price Floating Rate	43,956	408,352
T Rowe Price Global Multi-Sector Bond Inv Class	34,369	343,346

Total Mutual Funds (Cost $ 13,101,800)		13,076,858

Short-Term Securities (2.3%)

Fidelity Institutional Government Money Market Class I (Cost $ 312,847)		312,847

Total Short-term Securities		312,847

Total Investments in Securities (Cost $ 13,414,647) (99.3%)		13,389,705

Net Other Assets and Liabilities (0.7%)		93,945

Net Assets (100%)		$ 13,483,650

As of March 31, 2024, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$13,101,800
Unrealized appreciation	287,967
Unrealized depreciation	312,909
Net unrealized appreciation (depreciation)	(24,942)

MH Elite Portfolio of Funds Trust

March 31, 2024 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2024:

MH Elite Income Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 13,076,858	-	-	$ 13,076,858
Short Term Investments	312,847	-	-	312,847
Total Investments in Securities	$ 13,389,705	-	-	$ 13,389,705

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

2